Cover	Aug. 25, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 25, 2026
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	838 Walker Road
Entity Address, Address Line Two	Suite 21-2105
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	512
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001839341
Amendment Flag	false
Common stock, par value $0.00001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Trading Symbol	CORZW
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Trading Symbol	CORZZ
Security Exchange Name	NASDAQ